Goodwill and intangible assets - Intangible asset impairment charges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges	$ 0	$ (378,000,000)	$ (57,000,000)
CyPass [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges		(337,000,000)
Optonol Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges		39,000,000
Surgical [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges	0	(378,000,000)
Vision Care [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges	$ 0	$ 0